Risk Management Section - Wholesale Banking -Forborne assets by economic sector (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Forborne assets	€ 10,140	€ 11,819
Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	5,130	6,162
Wholesale Banking [member] | Natural resources [Member]
Disclosure of financial assets [line items]
Forborne assets	1,474	1,995
Wholesale Banking [member] | Real estate [member]
Disclosure of financial assets [line items]
Forborne assets	999	1,467
Wholesale Banking [member] | Transportation & Logistics [member]
Disclosure of financial assets [line items]
Forborne assets	868	988
Wholesale Banking [member] | Builders & Contractors [Member]
Disclosure of financial assets [line items]
Forborne assets	405	329
Wholesale Banking [member] | General Industries [Member]
Disclosure of financial assets [line items]
Forborne assets	244	199
Wholesale Banking [member] | Services [Member]
Disclosure of financial assets [line items]
Forborne assets	189	56
Wholesale Banking [member] | Food, Beverages & Personal Care [member]
Disclosure of financial assets [line items]
Forborne assets	181	177
Wholesale Banking [member] | Utilities [member]
Disclosure of financial assets [line items]
Forborne assets	146	435
Wholesale Banking [member] | Retail [member]
Disclosure of financial assets [line items]
Forborne assets	138	289
Wholesale Banking [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of financial assets [line items]
Forborne assets	134	5
Wholesale Banking [member] | Non-Bank Financial Institutions [member]
Disclosure of financial assets [line items]
Forborne assets	118	82
Wholesale Banking [member] | Telecom [Member]
Disclosure of financial assets [line items]
Forborne assets	89	39
Wholesale Banking [member] | Other [member]
Disclosure of financial assets [line items]
Forborne assets	144	101
Performing [member]
Disclosure of financial assets [line items]
Forborne assets	5,959	5,849
Performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	3,100	2,776
Performing [member] | Wholesale Banking [member] | Natural resources [Member]
Disclosure of financial assets [line items]
Forborne assets	943	743
Performing [member] | Wholesale Banking [member] | Real estate [member]
Disclosure of financial assets [line items]
Forborne assets	601	824
Performing [member] | Wholesale Banking [member] | Transportation & Logistics [member]
Disclosure of financial assets [line items]
Forborne assets	445	398
Performing [member] | Wholesale Banking [member] | Builders & Contractors [Member]
Disclosure of financial assets [line items]
Forborne assets	193	140
Performing [member] | Wholesale Banking [member] | General Industries [Member]
Disclosure of financial assets [line items]
Forborne assets	161	139
Performing [member] | Wholesale Banking [member] | Services [Member]
Disclosure of financial assets [line items]
Forborne assets	171	52
Performing [member] | Wholesale Banking [member] | Food, Beverages & Personal Care [member]
Disclosure of financial assets [line items]
Forborne assets	30	9
Performing [member] | Wholesale Banking [member] | Utilities [member]
Disclosure of financial assets [line items]
Forborne assets	37	174
Performing [member] | Wholesale Banking [member] | Retail [member]
Disclosure of financial assets [line items]
Forborne assets	85	137
Performing [member] | Wholesale Banking [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of financial assets [line items]
Forborne assets	131	3
Performing [member] | Wholesale Banking [member] | Non-Bank Financial Institutions [member]
Disclosure of financial assets [line items]
Forborne assets	84	56
Performing [member] | Wholesale Banking [member] | Telecom [Member]
Disclosure of financial assets [line items]
Forborne assets	88	14
Performing [member] | Wholesale Banking [member] | Other [member]
Disclosure of financial assets [line items]
Forborne assets	132	86
Non-performing [member]
Disclosure of financial assets [line items]
Forborne assets	4,181	5,969
Non-performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	2,029	3,386
Non-performing [member] | Wholesale Banking [member] | Natural resources [Member]
Disclosure of financial assets [line items]
Forborne assets	532	1,251
Non-performing [member] | Wholesale Banking [member] | Real estate [member]
Disclosure of financial assets [line items]
Forborne assets	398	643
Non-performing [member] | Wholesale Banking [member] | Transportation & Logistics [member]
Disclosure of financial assets [line items]
Forborne assets	423	590
Non-performing [member] | Wholesale Banking [member] | Builders & Contractors [Member]
Disclosure of financial assets [line items]
Forborne assets	212	189
Non-performing [member] | Wholesale Banking [member] | General Industries [Member]
Disclosure of financial assets [line items]
Forborne assets	83	60
Non-performing [member] | Wholesale Banking [member] | Services [Member]
Disclosure of financial assets [line items]
Forborne assets	19	4
Non-performing [member] | Wholesale Banking [member] | Food, Beverages & Personal Care [member]
Disclosure of financial assets [line items]
Forborne assets	152	168
Non-performing [member] | Wholesale Banking [member] | Utilities [member]
Disclosure of financial assets [line items]
Forborne assets	109	261
Non-performing [member] | Wholesale Banking [member] | Retail [member]
Disclosure of financial assets [line items]
Forborne assets	53	151
Non-performing [member] | Wholesale Banking [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of financial assets [line items]
Forborne assets	3	3
Non-performing [member] | Wholesale Banking [member] | Non-Bank Financial Institutions [member]
Disclosure of financial assets [line items]
Forborne assets	34	26
Non-performing [member] | Wholesale Banking [member] | Telecom [Member]
Disclosure of financial assets [line items]
Forborne assets	1	25
Non-performing [member] | Wholesale Banking [member] | Other [member]
Disclosure of financial assets [line items]
Forborne assets	€ 12	€ 15